Fair value measurements - Financial instruments disclosed, but not carried at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments not carried at fair value
Debt	$ 685.2	$ 696.8
2017 SEK Subordinated Notes
Financial instruments not carried at fair value
Debt	291.2	303.6
2016 SIG Senior Notes
Financial instruments not carried at fair value
Debt	394.0	393.2
Fair Value | Level 3 | Series B preference shares
Financial instruments not carried at fair value
Redeemable preference shares	186.4	191.7
Fair Value | Level 3 | 2017 SEK Subordinated Notes
Financial instruments not carried at fair value
Debt	294.5	309.5
Fair Value | Level 3 | 2016 SIG Senior Notes
Financial instruments not carried at fair value
Debt	394.5	347.6
Carrying Value | Series B preference shares
Financial instruments not carried at fair value
Redeemable preference shares	223.0	232.2
Carrying Value | 2017 SEK Subordinated Notes
Financial instruments not carried at fair value
Debt	291.2	303.6
Carrying Value | 2016 SIG Senior Notes
Financial instruments not carried at fair value
Debt	$ 394.0	$ 393.2